Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income taxes
The components of income before income taxes are as follows:

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
Domestic	$202,905	$203,217	$132,081
Foreign	(7,425)	8,131	10,596
Income before income taxes	$195,480	$211,348	$142,677

Schedule of components of the benefit (provision) for income taxes
The components of the provision for income taxes are as follows:

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
Current benefit (provision):
Federal	$(223)	$(95)	$(989)
State	(62)	(27)	(151)
Foreign	(2,573)	(4,231)	(5,463)
Total current provision	(2,858)	(4,353)	(6,603)
Deferred benefit (provision):
Federal	(67,035)	(70,052)	(38,575)
State	(8,693)	1,209	4,238
Foreign	4,827	832	845
Total deferred provision	(70,901)	(68,011)	(33,492)
Total income tax provision, net	$(73,759)	$(72,364)	$(40,095)

Schedule of income tax rate reconciliation
The actual tax provisions for the years ended December 31, 2016, 2015 and 2014 reconcile to the amounts computed by applying the statutory federal tax rate to income before income taxes as shown below:

	For the Years Ended December 31,
	2016	2015	2014
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal effect	4.5%	(0.7)%	(2.9)%
Permanent differences	0.6%	0.8%	0.6%
Tax credits	(1.5)%	(2.7)%	(5.5)%
Valuation allowance	(1.1)%	2.0%	0.7%
Other	0.2%	(0.2)%	0.2%
Total effective tax rate	37.7%	34.2%	28.1%

Schedule of deferred tax assets and liabilities
The components of our deferred tax assets and liabilities are as follows:

	As of December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Net operating losses, credit and other carryforwards	$153,807	$314,202
Unrealized losses on investments, net	11,874	12,509
Accrued expenses	31,036	29,487
Stock-based compensation	1,606	1,032
Other assets	7,445	5,118
Total deferred tax assets	205,768	362,348
Valuation allowance	(26,447)	(27,874)
Deferred tax assets after valuation allowance	179,321	334,474
Deferred tax liabilities:
Depreciation and amortization	(697,314)	(781,370)
Other liabilities	(1,319)	(1,638)
Total deferred tax liabilities	(698,633)	(783,008)
Total net deferred tax liabilities	$(519,312)	$(448,534)

Noncurrent portion of net deferred tax liabilities	$(519,312)	$(448,534)
Total net deferred tax liabilities	$(519,312)	$(448,534)

Schedule of reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized income tax benefits is as follows:

	For the Years Ended December 31,
Unrecognized tax benefit	2016	2015	2014
	(In thousands)
Balance as of beginning of period	$3,508	$3,508	$3,632
Additions based on tax positions related to the current year	388	—	—
Additions based on tax positions related to prior years	3,161	—	—
Reductions based on tax positions related to prior years	—	—	(81)
Reductions based on tax settlements	—	—	(43)
Balance as of end of period	$7,057	$3,508	$3,508